Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Schedule of Lease Cost
Lease cost	March 31, 2025	March 31, 2024
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$121,945	$63,133
Other information
Cash paid for amounts included in the measurement of lease liabilities	26,487	34,845
Weighted average remaining term in years	1.92	1.20
Average discount rate – operating leases	6.98%	6.84%

The supplemental balance sheet information related to leases for the period is as follows:

	As of March 31, 2025	As of December 31, 2024
Operating leases
Right of use asset	356,489	470,716
Lease Liability – current portion	279,689	262,380
Lease Liability – net of current portion	175,637	205,602
Total operating lease liabilities	$455,326	$467,982

Lease cost	December 31, 2024	December 31, 2023
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$409,453	$414,370
Other information
Cash paid for amounts included in the measurement of lease liabilities	426,454	442,252
Weighted average remaining term in years	2.04	1.45
Average discount rate – operating leases	7.14%	6.81%

The supplemental balance sheet information related to leases for the period is as follows:

	As of December 31, 2024	As of December 31, 2023
Operating leases
Right of use asset	470,716	503,089
Lease Liability – current portion	262,380	359,459
Lease Liability – net of current portion	205,602	157,897
Total operating lease liabilities	$467,982	$517,356

Schedule of Maturities of the Company’s Lease Liabilities

Maturities of the Company’s lease liabilities are as follows:

Twelve months ended March 31,	Operating Lease
2026	$297,686
2027	137,135
2028	37,881
2029	12,014
Less: Imputed interest/present value discount	(29,390)
Present value of lease liabilities	$455,326

Maturities of the Company’s lease liabilities are as follows:

Twelve months ended September 30,	Operating Lease
2025	$286,176
2026	136,344
2027	65,022
Thereafter	19,223
Less: Imputed interest/present value discount	(38,783)
Present value of lease liabilities	$467,982